Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common Shares, par value (USD per share)	$ 1.00	$ 1.00	$ 1.00
Common shares, dividends declared (USD per share)	13.90	4.90	1.15
Preferred shares, dividends declared (USD per share)	$ 0	$ 15.688377	$ 60.354787
Voting Preferred Stock
Preferred shares, authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred shares, issued (in shares)	0	0	0
Serial Preferred Stock
Preferred shares, authorized (in shares)	20,000,000	20,000,000	20,000,000